Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholder's Equity
Change in Accumulated Other Comprehensive Loss

	December 31,	December 31,
(in thousands)	2012	2011
Unrealized loss on minimum pension liability adjustment, net of tax	$(9,086)	$(8,940)
Unrealized loss on cash flow hedge, net of tax	—	(2,887)
Accumulated Other Comprehensive Loss	$(9,086)	$(11,827)